BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock subject to possible redemption, shares	6,347,809
Common stock subject to possible redemption, per share (in dollars per share)	$ 10.00
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	3,037,191	2,156,250
Common stock, shares outstanding	3,037,191	2,156,250